Employee Retirement Plans (Multiemployer Pension Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Withdrawal liability	$ 73.0	$ 98.6
Multiemployer plans, plan contributions	14.4	11.2
Other Noncurrent Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Withdrawal liability	53.1
Accrued Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Withdrawal liability	14.4
Unsecured Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Withdrawal liability	$ 5.5
Graphics Communications International Union Employer Retirement Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage of plan	65.00%
Projected period for accumulated funding deficit	4 years
Estimated future employer contributions as percentage of total contributions by all participating employers, minimum		5.00%
Graphics Communications Conference of the International Brotherhood of Teamsters National PensionFund [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage of plan	65.00%
Estimated future employer contributions as percentage of total contributions by all participating employers, minimum			5.00%